Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Accrued expenses and other payables	$ 681,984	$ 230,917
Operating Lease [Member]
Accrued wages and welfare	82,548	61,776
Accrued expenses	55,000	5,753
Other tax payable	28,242	25,206
Rental payable	29,741	24,972
Customers' deposits	150,993
Other payables	335,460	113,210
Accrued expenses and other payables	$ 681,984	$ 230,917